Income Taxes Components (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Income From Continuing Operations Before Income Taxes [Abstract]
U.S.	$ 914.9	$ 908.5	$ 812.1
Non-U.S.	404.6	360.9	320.7
Income from Continuing Operations Before Income Taxes	1,319.5	1,269.4	1,132.8
Current Income Tax Provision [Abstract]
Federal	242.5	160.5	149.7
Non-U.S.	210.1	92.1	68.5
State	13.5	16.1	14.6
Total Current Income Tax Provision	466.1	268.7	232.8
Deferred Income Tax Provision (Benefit) [Abstract]
Federal	(241.3)	(40.8)	(11.4)
Non-U.S.	(178.8)	(205.2)	(107.0)
State	(5.6)	(11.7)	(5.0)
Total Deferred Income Tax Provision (Benefit)	(425.7)	(257.7)	(123.4)
Provision for Income Taxes	40.4	11.0	109.4
Discontinued Operation, Tax Effect of Discontinued Operation	(3.7)	(44.0)	191.5
Total Tax Provision in the Statement of Income	36.7	(33.0)	300.9
Excess income tax benefits from stock-based compensation plans recognized in equity	$ 46.6	$ 18.7	$ 14.6